Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PELOTON INTERACTIVE, INC. PAY VERSUS PERFORMANCE

In the below Pay Versus Performance Table, we provide information about the compensation of our named executive officers (“NEOs”) and the results of certain financial performance measures for each of the last four fiscal years. The amounts shown below are calculated in accordance with Rule 402(v) of Regulation
S-K
(the “PVP Rules”). For further information concerning our
pay-for-performance
philosophy and how we align executive compensation with our performance, refer to our CD&A.
Although the PVP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned in the fiscal years shown. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjustments of the values of unvested and vested equity awards based on either their year-end
or vesting date stock prices and various accounting valuation assumptions. “Compensation actually paid” generally fluctuates due to stock price performance. We have not included a company-selected performance measure in our Pay Versus Performance Table or provided a tabular list of financial performance measures as described in Item 402(v)(6) of Regulation
S-K
because we have not historically granted performance-based equity awards and generally do not maintain an annual short-term incentive compensation plan.

PAY VERSUS PERFORMANCE

YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (BOONE) (2)	COMPENSATION ACTUALLY PAID TO PEO (BOONE) (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (BRUZZO) (2)	COMPENSATION ACTUALLY PAID TO PEO (BRUZZO) (3)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER PEO (MCCARTHY) (2)	COMPENSATION ACTUALLY PAID TO FORMER PEO (MCCARTHY) (3)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER PEO (FOLEY) (2)	COMPENSATION ACTUALLY PAID TO FORMER PEO (FOLEY) (3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
											TOTAL SHAREHOLDER RETURN (5)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (7)

2024	$1,196,870	$921,875	$1,623,195	$1,158,539	$9,515,710	($3,113,401)	N/A	N/A	$11,032,244	$4,093,377	$6	$243	($551,900,000)

2023	N/A	N/A	N/A	N/A	$1,094,631	($6,088,273)	N/A	N/A	$13,786,240	$4,246,646	$13	$168	($1,261,700,000)

2022	N/A	N/A	N/A	N/A	$168,073,420	$32,829,750	$16,091,152	($178,221,274)	$13,065,720	($80,153,488)	$16	$123	($2,827,700,000)

2021	N/A	N/A	N/A	N/A	N/A	N/A	$17,800,028	$240,323,250	$9,702,663	$153,043,140	$215	$150	($189,000,000)

(1)
Karen Boone
and
Chris Bruzzo
served as the Company’s
Co-Principal
Executive Officers (our
“Co-PEOs”)
from May 2, 2024 to the end of Fiscal 2024. Barry McCarthy served as the Company’s PEO from February 9, 2022 to May 2, 2024.
John Foley
served as the Company’s PEO for the entirety of Fiscal 2021 and during Fiscal 2022 to February 9, 2022 (together with Mr. McCarthy, our “Former PEOs”).

The Company’s
“Non-PEO
NEOs” for the indicated fiscal years were as follows:

•	2024: Elizabeth Coddington, Jen Cotter, Andrew Rendich, Nick Caldwell and Thomas Cortese
•	2023: Elizabeth Coddington, Leslie Berland, Jen Cotter, Thomas Cortese and John Foley
•	2022: Jill Woodworth, Elizabeth Coddington, William Lynch, Thomas Cortese, Hisao Kushi and Kevin Cornils
•	2021: Jill Woodworth, William Lynch, Thomas Cortese and Hisao Kushi

(2)
Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of (i) our
Co-PEOs,
(ii) our Former PEOs and (iii) the average for the applicable
Non-PEO
NEOs.

(3)
Amounts reported in these columns represent the compensation actually paid to (i) our
Co-PEOs
and (ii) our Former PEOs for the indicated fiscal year, as calculated under the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2024. Information for Fiscal 2021 to Fiscal 2023 is included in our proxy statement covering Fiscal 2023 filed with the SEC on October 26, 2023.

		PEO (KAREN BOONE)	PEO (CHRIS BRUZZO)	FORMER PEO (BARRY MCCARTHY)

		2024	2024	2024

	Summary Compensation Table—Total Compensation	$1,196,870	$1,623,195	$9,515,710

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($919,947)	($1,346,272)	($8,351,910)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$264,150	$509,342	$1,399,554

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0	$0	($5,637,632)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$410,347	$372,273	$493,390

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($29,546)	$0	($532,514)

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

=	Compensation Actually Paid	$921,875	$1,158,539	($3,113,401)
For purposes of calculating compensation actually paid, compensation related to equity awards was remeasured. For RSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable year-end
date or, in the case of vested awards, the closing price on the vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end
date or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility and the expected risk-free rate. The valuation assumptions used to calculate the fair value of equity awards were methodologically consistent with those used to calculate the grant date fair value of such awards.
For our
Co-PEOs,
the Fiscal 2024 equity awards include awards granted for interim
Co-PEO
service plus prior awards granted for
non-employee
Director service. The
non-employee
Director awards, which are reported in the All Other Compensation column of the Summary Compensation Table, are included with the interim
Co-PEO
awards for purposes of calculating compensation actually paid.

(4)
Amounts reported are the “compensation actually paid” to the
Non-PEO
NEOs in the indicated fiscal year, as computed in accordance with the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2024 based on the average compensation for such NEOs. Information for Fiscal 2021 to Fiscal 2023 is included in our proxy statement covering Fiscal 2023 filed with the SEC on October 26, 2023.

NEO AVERAGE

		2024

	Summary Compensation Table—Total Compensation	$11,032,244

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($9,855,622)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,432,173

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($1,240,613)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$825,678

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($507,551)

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($592,932)

=	Compensation Actually Paid	$4,093,377
We used the same assumptions relating to remeasurement of equity award compensation as disclosed above in footnote (3).

(5)
Our total shareholder return (“TSR”) assumes $100 was invested in our common stock on June 30, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
We use the Nasdaq Computer Index for purposes of comparing our TSR to the TSR of a peer group or index (the “Peer Group TSR”), as disclosed in our Annual Report on Form
10-K
for the fiscal year ended June 30, 2024 pursuant to Item 201(e) of Regulation
S-K.
This calculation assumes that $100 was invested in this index on June 30, 2020 and that any dividends are reinvested.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
The Company’s
“Non-PEO
NEOs” for the indicated fiscal years were as follows:

•	2024: Elizabeth Coddington, Jen Cotter, Andrew Rendich, Nick Caldwell and Thomas Cortese
•	2023: Elizabeth Coddington, Leslie Berland, Jen Cotter, Thomas Cortese and John Foley
•	2022: Jill Woodworth, Elizabeth Coddington, William Lynch, Thomas Cortese, Hisao Kushi and Kevin Cornils
•	2021: Jill Woodworth, William Lynch, Thomas Cortese and Hisao Kushi

Peer Group Issuers, Footnote	We use the Nasdaq Computer Index for purposes of comparing our TSR to the TSR of a peer group or index (the “Peer Group TSR”), as disclosed in our Annual Report on Form
10-K
for the fiscal year ended June 30, 2024 pursuant to Item 201(e) of Regulation
S-K.
	This calculation assumes that $100 was invested in this index on June 30, 2020 and that any dividends are reinvested.
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent the compensation actually paid to (i) our
Co-PEOs
and (ii) our Former PEOs for the indicated fiscal year, as calculated under the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2024. Information for Fiscal 2021 to Fiscal 2023 is included in our proxy statement covering Fiscal 2023 filed with the SEC on October 26, 2023.

		PEO (KAREN BOONE)	PEO (CHRIS BRUZZO)	FORMER PEO (BARRY MCCARTHY)

		2024	2024	2024

	Summary Compensation Table—Total Compensation	$1,196,870	$1,623,195	$9,515,710

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($919,947)	($1,346,272)	($8,351,910)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$264,150	$509,342	$1,399,554

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0	$0	($5,637,632)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$410,347	$372,273	$493,390

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($29,546)	$0	($532,514)

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

=	Compensation Actually Paid	$921,875	$1,158,539	($3,113,401)

Non-PEO NEO Average Total Compensation Amount	$ 11,032,244	$ 13,786,240	$ 13,065,720	$ 9,702,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,093,377	4,246,646	(80,153,488)	153,043,140
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported are the “compensation actually paid” to the
Non-PEO
NEOs in the indicated fiscal year, as computed in accordance with the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2024 based on the average compensation for such NEOs. Information for Fiscal 2021 to Fiscal 2023 is included in our proxy statement covering Fiscal 2023 filed with the SEC on October 26, 2023.

NEO AVERAGE

		2024

	Summary Compensation Table—Total Compensation	$11,032,244

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($9,855,622)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,432,173

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($1,240,613)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$825,678

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($507,551)

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($592,932)

=	Compensation Actually Paid	$4,093,377

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 6	13	16	215
Peer Group Total Shareholder Return Amount	243	168	123	150
Net Income (Loss)	(551,900,000)	(1,261,700,000)	(2,827,700,000)	(189,000,000)
Karen Boone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,196,870
PEO Actually Paid Compensation Amount	$ 921,875
PEO Name	Karen Boone
Chris Bruzzo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,623,195
PEO Actually Paid Compensation Amount	$ 1,158,539
PEO Name	Chris Bruzzo
Barry McCarthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,515,710	1,094,631	168,073,420
PEO Actually Paid Compensation Amount	$ (3,113,401)	$ (6,088,273)	32,829,750
PEO Name	Barry McCarthy
John Foley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			16,091,152	17,800,028
PEO Actually Paid Compensation Amount			$ (178,221,274)	$ 240,323,250
PEO Name	John Foley
PEO | Karen Boone [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (919,947)
PEO | Karen Boone [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	264,150
PEO | Karen Boone [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Karen Boone [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,347
PEO | Karen Boone [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,546)
PEO | Karen Boone [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chris Bruzzo [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,346,272)
PEO | Chris Bruzzo [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,342
PEO | Chris Bruzzo [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chris Bruzzo [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,273
PEO | Chris Bruzzo [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chris Bruzzo [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barry McCarthy [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,351,910)
PEO | Barry McCarthy [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,399,554
PEO | Barry McCarthy [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,637,632)
PEO | Barry McCarthy [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	493,390
PEO | Barry McCarthy [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(532,514)
PEO | Barry McCarthy [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,855,622)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,432,173
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,240,613)
Non-PEO NEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	825,678
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,551)
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (592,932)